Annual Total Returns [BarChart] - LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	(2.57%)
2012	16.99%
2013	18.21%
2014	3.49%
2015	(4.87%)
2016	11.97%
2017	16.43%
2018	(7.91%)
2019	18.59%
2020	1.12%